Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information [Abstract]
Corporate information
1. Corporate information

GH Research PLC (the “Company”) was incorporated on March 29, 2021. The registered office of the Company is located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland. The Company controls one wholly-owned subsidiary: GH Research Ireland Limited, which was incorporated in Dublin, Ireland on October 16, 2018. The Company and its subsidiary form the GH Research Group (the “Group” or “GH Research”).

The Group is a clinical-stage biopharmaceutical company dedicated to transforming the lives of patients by developing a practice-changing treatment in depression. Its initial focus is on developing the novel and proprietary mebufotenin therapies for the treatment of patients with Treatment Resistant Depression, or TRD. Its portfolio currently includes GH001, a proprietary inhalable mebufotenin product candidate and GH002, a proprietary intravenous mebufotenin product candidate.

These consolidated financial statements were presented to the Board of Directors and approved by them for issue on February 27, 2025.